Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (13,874,513)	$ (3,707,243)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	28,516	42,114
Stock-based compensation expense	345,435	38,417
Loss on disposition of property and equipment	7,727	1,446
Change in fair value of stock warrants	4,578,232	105,320
Non-cash interest expense relating to convertible promissory notes & amortization of discount on notes	4,128,863	2,860,267
Non-cash interest expense relating to line of credit	1,529
Change in operating assets and liabilities:
Accounts receivable	149,605	(149,605)
Inventory	(109,336)
Other receivables		150,782
Prepaid expenses and other assets	(167,123)	(2,557)
Accounts payable	353,897	(161,803)
Accrued compensation & other current liabilities	72,806	(62,356)
Net cash used in operating activities	(4,484,362)	(885,218)
Cash flows from investing activities:
Purchase of property and equipment	(30,683)	(1,274)
Net cash used in investing activities	(30,683)	(1,274)
Cash flows from financing activities:
Proceeds from issuance of preferred stock warrants	1,946
Proceeds from issuance of convertible notes payable	2,490,781
Proceeds from line of credit	100,000
Proceeds from Initial Public Offering	10,727,475
Initial Public Offering costs paid	(2,117,217)
Net cash provided by financing activities	11,202,985
Net increase (decrease) in cash and cash equivalents	6,687,940	(886,492)
Cash and cash equivalents, beginning of period	1,268,770	2,155,262
Cash and cash equivalents, end of period	7,956,710	1,268,770
Supplemental disclosures of noncash investing and financing information
Initial Public Offering costs accrued and included in Accounts Payable	575,181
Issuance of restricted common stock in exchange for intellectual property		23,986
Beneficial conversion feature related to the warrants to purchase shares of convertible preferred stock in connection with convertible promissory notes	1,723,984
Issuance of warrants for the purchase of convertible preferred stock in connection with notes payable	966,978
IPO [Member] | 2014 Convertible Promissory Notes [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense relating to convertible promissory notes & amortization of discount on notes	1,855,452
Supplemental disclosures of noncash investing and financing information
Notes payable converted into common stock in IPO	2,512,119
IPO [Member] | 2010 and 2012 Convertible Promissory Notes [Member]
Supplemental disclosures of noncash investing and financing information
Notes payable converted into common stock in IPO	$ 15,410,110